Bonds and Borrowings - Summary of detail issue of bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Bonds Issue [Line Items]
Bond issued	¥ 144,609	¥ 199,441
NEC [Member] | Series Forty Seven [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jul. 17, 2015
Bond issued		29,965
Interest rate	0.412%
Maturity	July 17, 2020
NEC [Member] | Series Forty Eight [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jul. 17, 2015
Bond issued	¥ 19,971	19,957
Interest rate	0.658%
Maturity	July 15, 2022
NEC [Member] | Series Forty Nine [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jun. 15, 2017
Bond issued		24,962
Interest rate	0.11%
Maturity	June 15, 2020
NEC [Member] | Series Fifty [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jun. 15, 2017
Bond issued	¥ 34,933	34,903
Interest rate	0.29%
Maturity	June 15, 2022
NEC [Member] | Series Fifty One [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jun. 15, 2017
Bond issued	¥ 24,934	24,918
Interest rate	0.36%
Maturity	June 14, 2024
NEC [Member] | Series Fifty Two [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Jun. 15, 2017
Bond issued	¥ 14,944	14,937
Interest rate	0.455%
Maturity	June 15, 2027
NEC [Member] | Series Fifty Three [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Sep. 21, 2018
Bond issued	¥ 29,909	29,883
Interest rate	0.26%
Maturity	September 21, 2023
NEC [Member] | Series Fifty Four [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Sep. 21, 2018
Bond issued	¥ 9,963	9,956
Interest rate	0.36%
Maturity	September 19, 2025
NEC [Member] | Series Fifty Five [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	Sep. 21, 2018
Bond issued	¥ 9,955	9,949
Interest rate	0.50%
Maturity	September 21, 2028
Dot Data Inc [Member] | Convertible Bonds With Subscription Rights [Member]
Disclosure Of Bonds Issue [Line Items]
Issued date	May 21, 2018
Bond issued		¥ 11
Interest rate	1.75%
Maturity	May 24, 2022